RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Parties) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	$ 1,177,490	$ 1,677,543
Chengdu Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		332,253
Changzhou Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	2,610
Suzhou Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	63,941	64,235
Eastlong Huatong [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	56,119	78,633
Champs Elysees Management [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	3,807	3,825
Zhiye [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	219,094	21,352
Qiye [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	1,029	1,035
Guangtong Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	115,093	457,121
Zhongguanguoji [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	$ 715,797	$ 719,089